Related parties	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Parties [Abstract]
Related parties

43 Related parties

Related parties of the Group include mainly associates and joint ventures of the Group and the Group’s key management personnel.

The following tables provide the total amount of transactions that have been entered into with related parties for the relevant financial year.

(i) Compensation of key management personnel of the Group

The compensation of key management personnel of the Group is analysed as follows:

	2023	2022	2021
Directors’ fee	849	854	511
Short-term employee benefits	2,772	1,851	1,934
Social security contributions and defined contribution plans	777	685	692
Employee benefit obligations	188	125	132
Expenses for stock options	587	998	—
Total	5,173	4,513	3,269

The amounts disclosed in the tables are the amounts recognised as an expense during the reporting period related to key management personnel. No loans and/or guarantees have been provided for or agreed to with key management personnel.

(ii) Transactions with directors of the Group

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2023		2022		2021
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Finished products purchased from TTF	1,340	412	1,852	178	—	—
Purchase of agency services from the company REFLEX MARKETING	992	1	1,360	1	998	1
Total	2,332	413	3,212	179	998	1

	2023		2022		2021
	Income	Amounts owed	Income	Amounts owed	Income	Amounts owed
Selling of finished products to NAT STORE LTD	1,631	171	1,354	233	1,065	441
Selling of finished products to IN CASA GROUP PTY	1,735	732	2,401	654	1,545	619
Total	3,366	903	3,755	887	2,610	1,060

With reference to the advance of 2,500 related to the future increase in share capital received from the majority shareholder of the Parent Company, please refer to note 28 and note 44.

With reference to the purchases of finished products from the outsourcer Truong Thanh Furniture Corporation ("TTF"), which since March 2022 has become a minority partner with a 20% stake in the subsidiary Natuzzi Singapore, and whose president, Mr. Mai Hữu Tín, has become a Board Member of the same Natuzzi Singapore, the supply business relationship is based on agreements signed in 2020, which are still in force.

With reference to the purchase of agency services from the company REFLEX MARKETING and the sale of finished products to NAT STORE LTD, a company in which Mr. R. Mynett is a partner, who is also a minority shareholder at 30% in the subsidiary Natuzzi UK Retail Limited and its Board Member, the business relationship is based on pre-existing agreements predating the establishment of Natuzzi UK Retail Limited.

With reference to the sales of finished products to the company IN CASA GROUP PTY, where Ms. J. Francis serves as director, who is also a Board Member of Natuzzi Oceania PTI Ltd, the business relationship is based on agreements predating her entry into the subsidiary Natuzzi Oceania.

From time to time, Directors of the Group, or their related entities, may buy goods from the Group. These purchases are made on the same terms and conditions as those entered into by the Group’s other employees or customers.

(iii) Transactions with associates, joint ventures and other related parties

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2023

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	26,523	—	—	4,198	—
Nars Miami LLCC (associate)	167	431	—	103	75
Natuzzi Texas LLC (joint venture)	1,951	—	—	2,598	—
Natuzzi Stores (UK) LTD (associate)	5,876	—	—	44	—
Natuzzi Design S.a.s. (other related party)	2,130	—	—	724	—
Natuzzi Arredamenti S.r.l. (other related party)	1,619	—	—	243	—
Natuzzi Sofa S.r.l. (other related party)	385	—	—	56	—
Total	38,651	431	—	7,966	75

December 31, 2022

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	59,838	—	3,697	5,314	—
Nars Miami LLCC (associate)	1,484	16	—	231	59
Natuzzi Texas LLC (joint venture)	992	—	—	1,193	—
Natuzzi Stores (UK) LTD (associate)	7,110	—	—	14	—
Natuzzi Design S.a.s. (other related party)	2,550	—	—	426	—
Natuzzi Arredamenti S.r.l. (other related party)	1,734	26	—	231	—
Natuzzi Sofa S.r.l. (other related party)	399	—	—	48	—
Total	74,107	42	3,697	7,457	59

December 31, 2021

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	48,457	—	1,490	6,953	—
Nars Miami LLCC (associate)	806	—	254	123	—
Natuzzi Texas LLC (joint venture)	—	—	—	—	—
Natuzzi Stores (UK) LTD (associate)	—	—	—	—	—
Natuzzi Design S.a.s. (other related party)	1,820	—	—	710	—
Natuzzi Arredamenti S.r.l. (other related party)	989	—	—	191	—
Natuzzi Sofa S.r.l. (other related party)	232	—	—	51	—
Total	52,304	—	1,744	8,028	—

All outstanding balances with these related parties are priced on an arm’s length basis and are to be settled in cash within three months of the reporting date. None of the balances are secured. No guarantees have been given or received.

To support the activities of such joint ventures and associates, the Group and the other investors in these entities have agreed to make additional contributions in proportion to their interests to make up any losses, if required.

There are no borrowings received from or given to the above joint ventures, associates and other related parties, for the years ended December 31, 2023, 2022 and 2021.